Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Black-Scholes option-pricing model
	For the Six Months Ended June 30,
	2021	2020
Expected term (years)	5.77	5.24
Risk-free interest rate	1.05%	0.49%
Expected volatility	79.40%	68.47%
Expected dividend yield	0.00%	0.00%

	For the Years Ended December 31,
	2020	2019
Expected term (years)	5.24	5.54
Risk-free interest rate	0.48%	2.03%
Expected volatility	68.50%	57.23%
Expected dividend yield	0.00%	0.00%

Schedule of stock option activity
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2020	236,458	$9.89	8.96	$-
Forfeited	(20,225)	9.89
Cancelled	-	-
Granted	269,868	9.89
Options outstanding at December 31, 2020	486,101	9.89	8.68	-
Forfeited	-	-
Cancelled	-	-
Granted	250,492	4.62	-	-
Options outstanding at June 30, 2021	736,593	$8.10	8.73	$-
Options exercisable at June 30, 2021	502,197	$9.58	8.27	$-

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2019	136,515	$9.89	9.51	$—
Forfeited	(30,337)	9.89
Cancelled	(5,056)	9.89
Granted	135,336	9.89
Options outstanding at December 31, 2019	236,458	9.89	8.96	—
Forfeited	(20,225)	9.89
Granted	269,868	9.89
Options outstanding at December 31, 2020	486,101	$9.89	8.68	$—
Options exercisable at December 31, 2020	266,164	$9.89	8.15	$—